CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, December 31, 2021 at Dec. 31, 2019	$ 529	$ 8,354,920	$ (7,475,855)	$ 879,594
Beginning Balance, Shares at Dec. 31, 2019	52,978,605
Stock-based compensation to employees	$ 5	43,504		43,509
Stock-based compensation to employees, Shares	478,261
Stock issued for cash	$ 7	94,968		94,975
Shares issued for cash, Shares	750,000
Net Loss			(279,310)	(279,310)
Balance, June 30, 2021 at Jun. 30, 2020	$ 541	8,493,392	(7,755,165)	738,768
Ending Balance, Shares at Jun. 30, 2020	54,206,866
Balance, December 31, 2021 at Mar. 31, 2020	$ 534	8,398,424	(7,653,402)	745,556
Beginning Balance, Shares at Mar. 31, 2020	53,456,866
Stock-based compensation to employees
Stock issued for cash	$ 7	94,968		94,975
Shares issued for cash, Shares	750,000
Net Loss			(101,763)	(101,763)
Balance, June 30, 2021 at Jun. 30, 2020	$ 541	8,493,392	(7,755,165)	738,768
Ending Balance, Shares at Jun. 30, 2020	54,206,866
Balance, December 31, 2021 at Dec. 31, 2020	$ 707	9,634,748	(8,008,268)	1,627,187
Beginning Balance, Shares at Dec. 31, 2020	70,727,938
Stock issued for asset acquisition	$ 30	689,970		$ 690,000
Stock issued for asset acquisition, Shares				3,000,000
Stock issued for cashless exercise of warrants	$ 1	(1)
Stock issued for cashless exercise, Shares	125,000
Stock issued for cash	$ 60	1,083,482		1,083,542
Shares issued for cash, Shares	6,050,000
Net Loss			(490,549)	(490,549)
Balance, June 30, 2021 at Jun. 30, 2021	$ 798	11,408,199	(8,498,817)	2,910,180
Ending Balance, Shares at Jun. 30, 2021	79,902,938
Balance, December 31, 2021 at Mar. 31, 2021	$ 763	10,632,985	(8,130,165)	2,503,583
Beginning Balance, Shares at Mar. 31, 2021	76,377,938
Stock issued for asset acquisition	$ 30	689,970		$ 690,000
Stock issued for asset acquisition, Shares				3,000,000
Stock issued for cashless exercise of warrants
Stock issued for cashless exercise, Shares	25,000
Stock issued for cash	$ 5	85,244		85,249
Shares issued for cash, Shares	500,000
Net Loss			(368,652)	(368,652)
Balance, June 30, 2021 at Jun. 30, 2021	$ 798	$ 11,408,199	$ (8,498,817)	$ 2,910,180
Ending Balance, Shares at Jun. 30, 2021	79,902,938